Other financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of other financial assets [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
		(Restated)	(Restated)
Current
Derivative assets	$6,628	$2,841	$3,397
Restricted cash	3,738	—	—
	$10,366	$2,841	$3,397

Non-current
Investments at fair value through profit or loss	15,159	22,255	13,700
Restricted cash	—	206	17,148
	15,159	22,461	30,848
	$25,525	$25,302	$34,245